Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses	Note 5—Accrued Expenses: Accrued expenses at December 31 consisted of the following:

	2011	2010
Accrued legal fees	$149,055	$—
Accrued compensation	308,936	—
Other	41,551	—

Totals	$499,542	$—